Putnam Investments
                                               One Post Office Square
                                               Boston, MA 02109
                                               March 31, 2000
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Growth and Income Fund II (Reg. No. 33-55979) (811-7223)
   (the "Fund") Post-Effective Amendment No. 6 to Registration
   Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 6 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on March 30, 2000.

Comments or questions concerning this certificate may be directed to Kathleen Moynihan at 1-800-225-2465, ext. 11796.

                                               Very truly yours,

                                               PUTNAM GROWTH AND INCOME FUND II

                                               /s/ Gordon H. Silver
                                           By: ----------------------------
                                               Gordon H. Silver
                                               Vice President
cc:  Jen Motley-Borrggaard